Related Parties (Details) - Schedule of balances with related parties	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Officers [Member]
Schedule of balances with related parties [Abstract]
Nature of transaction, Salaries and related	Salaries and related
Nature of transaction, Compensation for directors	(292)	(317)
Directors [Member]
Schedule of balances with related parties [Abstract]
Nature of transaction, Salaries and related	Compensation for directors
Nature of transaction, Compensation for directors	(40)	(57)